Portfolio Building Block Integrated Oil and Gas and Exploration and Production Index ETF

Schedule of Investments

July 31, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Oil & Gas - 99.7%(a)
Aker BP ASA	74,563	$2,629,776
Antero Resources Corp.(b)	69,724	2,519,825
APA Corp.	86,048	3,211,311
ARC Resources Ltd.	138,257	3,304,528
BP PLC	2,610,823	19,412,173
Canadian Natural Resources Ltd.	423,646	20,166,860
Cenovus Energy, Inc.	321,915	9,699,788
Chevron Corp.	266,162	52,388,667
ConocoPhillips	162,724	19,604,988
Devon Energy Corp.	281,433	12,701,071
Diamondback Energy, Inc.	68,806	13,964,178
Eni SpA	495,914	13,682,354
EOG Resources, Inc.	130,615	19,421,144
EQT Corp.	143,507	7,647,488
Equinor ASA	187,837	7,652,751
Expand Energy Corp.	48,618	4,571,551
ExxonMobil Holdings Corp.	553,316	86,007,439
Galp Energia SGPS SA	100,933	2,286,568
Imperial Oil Ltd.	36,007	4,664,984
Inpex Corp.	218,105	4,968,233
Occidental Petroleum Corp.	243,805	13,913,951
OMV AG	35,065	2,547,725
Ovintiv, Inc.	68,389	4,265,141
Permian Resources Corp. - Class A	154,554	3,293,546
Repsol SA(b)	262,287	7,960,802
Santos Ltd.	791,513	4,358,411
Shell PLC	725,724	33,044,721
Suncor Energy, Inc.	291,665	19,572,544
Texas Pacific Land Corp.	16,930	6,815,679
TotalEnergies SE	271,778	23,896,076
Tourmaline Oil Corp.	89,653	3,956,529
Var Energi ASA	218,646	1,088,135
Whitecap Resources, Inc.	293,397	3,459,234
Woodside Energy Group Ltd.	457,209	10,580,940
		449,259,111

TOTAL COMMON STOCKS (Cost 416,654,718)		449,259,111

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%	Shares	Value
Dreyfus Treasury Securities Cash Management, 3.56%(c)	777,960	$777,960

TOTAL SHORT-TERM INVESTMENTS (Cost 777,960)		777,960

TOTAL INVESTMENTS - 99.9% (Cost 417,432,678)		$450,037,071
Other Assets in Excess of Liabilities - 0.1%		296,892
TOTAL NET ASSETS - 100.0%		$450,333,963

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.